Material Accounting Policies - Schedule of Closing Rates for the Most Significant Foreign Currencies (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
USD [Member]
Schedule of Closing Rates for the Most Significant Foreign Currencies [Line Items]
Geographical area	United States
Closing exchange rates	1	1	1
Average exchange rates	1	1	1
CHF [Member]
Schedule of Closing Rates for the Most Significant Foreign Currencies [Line Items]
Geographical area	Switzerland
Closing exchange rates	1.1016	1.1884	1.081
Average exchange rates	1.1356	1.113	1.0471
EUR [Member]
Schedule of Closing Rates for the Most Significant Foreign Currencies [Line Items]
Geographical area	Europe
Closing exchange rates	1.0355	1.1036	1.0703
Average exchange rates	1.082	1.0819	1.0524